Provisions including post-retirement benefits - Summary of provisions, including post-retirement benefits (Detail) - Close down restoration and environmental $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023	Dec. 31, 2022 USD ($)
Disclosure of other provisions [Line Items]
Opening balance	$ 17,150	$ 15,759
Adjustment on currency translation	(395)	241
Adjustments to mining properties/right of use assets:
– changes to existing and new provisions	25	629
– change in discount rate	(787)	(921)
Charged/(credited) to profit:
– increases to existing and new provisions	79	1,654
– change in discount rate	(235)	(168)
– decreases and unused amounts reversed	(27)	(195)
– exchange losses/(gains) on provisions	14	(16)
– amortisation of discount	412	955
Utilised in the period	(361)	(777)
Transfers and other movements	(4)	(11)
Closing balance	15,871	17,150
Balance sheet analysis:
Current	1,737	1,523
Non-current	14,134	15,627
Total	15,871	17,150		$ 15,759
Closure related receivables	$ 364	$ 366
Closure discount rate	0.025		0.020	0.015